Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
Supplement [Text Block]	cfstii_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Mortgage Opportunities Fund	10/1/2014
Columbia U.S. Government Mortgage Fund	10/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed from 4.75% to 3.00%.

Accordingly, on the Effective Date, each Fund's prospectus is hereby revised as follows:

The Class A column of the "Shareholder Fees" table in the "Summary of the Fund — Fees and Expenses of the Fund" section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia Mortgage Opportunities Fund Class A (whether or not shares are redeemed)	$399	$671	N/A	N/A
Columbia U.S. Government Mortgage Fund Class A (whether or not shares are redeemed)	$393	$591	$804	$1,420

The rest of the section remains the same.

Columbia Mortgage Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated January 20, 2015
To the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Mortgage Opportunities Fund	10/1/2014
Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed from 4.75% to 3.00%.
Accordingly, on the Effective Date, each Fund's prospectus is hereby revised as follows:
The Class A column of the "Shareholder Fees" table in the "Summary of the Fund — Fees and Expenses of the Fund" section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia Mortgage Opportunities Fund Class A (whether or not shares are redeemed)	$399	$671	N/A	N/A
The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Columbia Mortgage Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	399
3 years	rr_ExpenseExampleYear03	671
5 years	rr_ExpenseExampleYear05
10 years	rr_ExpenseExampleYear10
1 year	rr_ExpenseExampleNoRedemptionYear01	399
3 years	rr_ExpenseExampleNoRedemptionYear03	671
5 years	rr_ExpenseExampleNoRedemptionYear05
10 years	rr_ExpenseExampleNoRedemptionYear10
Columbia U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated January 20, 2015
To the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia U.S. Government Mortgage Fund	10/1/2014
Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed from 4.75% to 3.00%.
Accordingly, on the Effective Date, each Fund's prospectus is hereby revised as follows:
The Class A column of the "Shareholder Fees" table in the "Summary of the Fund — Fees and Expenses of the Fund" section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia U.S. Government Mortgage Fund Class A (whether or not shares are redeemed)	$393	$591	$804	$1,420
The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Columbia U.S. Government Mortgage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	393
3 years	rr_ExpenseExampleYear03	591
5 years	rr_ExpenseExampleYear05	804
10 years	rr_ExpenseExampleYear10	1,420
1 year	rr_ExpenseExampleNoRedemptionYear01	393
3 years	rr_ExpenseExampleNoRedemptionYear03	591
5 years	rr_ExpenseExampleNoRedemptionYear05	804
10 years	rr_ExpenseExampleNoRedemptionYear10	1,420

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.